Organization, Use of Estimates and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended		Nine Months Ended
	January 31,		January 31,
	2015	2014	2015	2014
Basic loss per share computation
Net loss attributable to common stockholders	$(2,816,465)	$(574,207)	$(9,462,281)	$(5,133,684)
Weighted Average common shares - basic	66,893,364	66,867,114	66,890,929	66,860,792
Basic net loss per share	$(0.04)	$(0.01)	$(0.14)	$(0.08)

Diluted loss per share computation
Net loss attributable to common stockholders	$(2,816,465)	$(574,207)	$(9,462,281)	$(5,133,684)
Less: Gain on derivative warrant liability	620,687	845,774	1,401,314	-
Loss available to common stockholders	$(3,437,152)	$(1,419,981)	$(10,863,595)	$(5,133,684)

Weighted Average common shares	66,893,364	66,867,114	66,890,929	66,860,792
Incremental shares from assumed exercise of warrants and stock options	352,213	-	352,213	-
Adjusted weighted average share - diluted	67,245,577	66,867,114	67,243,142	66,860,792

Diluted net loss per share	$(0.05)	$(0.02)	$(0.16)	$(0.08)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table reflects the total potential share-based instruments outstanding at January 31, 2015 and 2014 that could have an effect on the future computation of dilution per common share:

	January 31,
	2015	2014

Stock options	23,990,008	22,633,955
Warrants	3,126,667	3,276,667

Total common stock equivalents	27,116,675	25,910,622

The following table reflects the total potential share-based instruments outstanding at April 30, 2014 and 2013, that could have an effect on the future computation of dilution per common share:

	Year Ended April 30,
	2014	2013

Stock options	23,351,037	13,890,205
Warrants	3,276,667	3,276,667
Restricted stock	-	50,000

Total common stock equivalents	26,627,704	17,216,872